Long-Term Borrowings	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
LONG-TERM BORROWINGS

14.    LONG-TERM BORROWINGS

Long-term borrowings consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Long-term borrowing, current	3,618	15,137
Long-term borrowings, non-current	15,242	646
Total	18,860	15,783

In connection with the acquisition of Dongyi Yuanda in July 2018, the Group assumed a loan of RMB12,000 from a commercial bank which bears an annual interest rate at 7.03%. The annual interest rate was changed to 5.00% in 2020. The Group has repaid RMB 8,000 in September 2020 and RMB1,000 in November 2021. The remaining balance of the loan as of December 31, 2021 is RMB 3,000 with mature date of December 2022.

In 2020, the Group entered into a loan agreement with a third party and obtain loans totaling RMB 7,950 which bears interest at rate of 12.24% per year. The principal and interest should be paid monthly. The Group has repaid RMB2,890 in 2020 and RMB3,618 in 2021. The remaining balance of the loan as of December 31, 2021 is RMB 1,442 with mature date of from May 2022 to June 2022.

From August to November 2021, the Group entered into loan agreements with a third party and obtained loan totaling RMB1,790 with the loan term for 2 years, which bears interest at rate of 12.24% per year. The principal and interest should be paid monthly. The Group has repaid RMB249 in 2021. The remaining balance of the loan as of December 31, 2021 is RMB 1,541, of which RMB 895 is classified as long-term borrowings, current and RMB 646 is classified as long-term borrowings with mature dates from July 2023 to November 2023.

In 2020, the Group entered into a loan agreement with another commercial bank of RMB9,800 at an annual interest rate of 7.92%. The due date was July 2022.